Voya Law Department

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
Neil.mcmurdie@voya.com

November 21, 2014

EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Re:	Voya Insurance and Annuity Company and its Separate Account B
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
Prospectus Title: Voya PotentialPLUS Annuity
File Nos. 333-196391 and 811-05626

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") we are
submitting for filing the above-referenced Pre-Effective Amendment to a Registration Statement on Form N-4 with respect to the flexible premium deferred combination variable, indexed and fixed annuity contracts (the "Contracts") offered by the
Company through the Account. The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the
Securities Act of 1933.

The Registration Statement relates only to the variable portion of the Contracts. A separate registration statement pertaining to the index-linked variable annuity portion of the Contracts will be filed on Form S-3 by the Company. Both registration statements will contain an identical prospectus.

The purpose of this filing is to:

  Update the prospectus to include the changes in response to previously provided comments to the prospectus described in the correspondence filing dated September 17, 2014 and subsequent telephonic communications;
  Make certain nonmaterial changes to the prospectus in order to clarify disclosure; and
  To include all necessary financial statements, exhibits and other information for this Pre-Effective Amendment to be complete and eligible to be declared effective on December 12, 2014.

I hereby represent that this filing contains all financial statements, exhibits and other information necessary for this Pre-
Effective Amendment to be complete and eligible to be declared effective on December 12, 2014. An acceleration request letter from the company and Directed Services LLC, the principal underwriter, accompanies this filing. We have "marked" the differences between the prospectus in this Pre-Effective Amendment against the prospectus in the September 17, 2014 correspondence filing we made to address your July 29, 2014, comments to our initial filing on May 30, 2014.

Please call or email me with questions or comments.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie
Senior Counsel

Windsor Site	Voya Services Company
One Orange Way, C2N
Windsor, CT 06095